Trade and Other (Non-) Current Assets - Summary of Trade and Other Noncurrent Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Trade and other non-current receivables [abstract]
Data-center-related prepaid expenses	€ 2,708	€ 3,507		€ 2,834
Rental and other supplier deposits	3,736	3,056		2,929
Deferred setup cost	2,806	1,502
Deferred financing costs		142		422
Deferred rent related stamp duties	895	379		501
Collaterized cash	3,529	3,328		4,466
Trade and other non current assets	€ 13,674	€ 11,914	[1]	€ 11,152	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.